FAIR VALUE MEASUREMENTS - Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 818	$ 938
Financial liabilities	5,324	5,300
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,729	4,726
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other liabilities member [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	595	574
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	776	807
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	42	131
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	818	938
Financial liabilities	5,416	5,681
Recurring fair value measurement [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,821	5,107
Recurring fair value measurement [member] | Other liabilities member [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	595	574
Recurring fair value measurement [member] | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	776	807
Recurring fair value measurement [member] | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 42	$ 131